Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 1	$ 170,778	$ 160,739,496	$ (166,195,868)	$ (5,285,593)
Beginning balance, shares at Dec. 31, 2018	1,000	170,777,990
Common stock issued for services		$ 33,500	936,050		969,550
Common stock issued for services, shares		33,500,000
Imputed interest – loan			13,440		13,440
Stock issued PPM		$ 1,000	24,000		25,000
Stock issued PPM, shares		1,000,000
Net loss				(1,428,835)	(1,428,835)
Ending balance, value at Dec. 31, 2019	$ 1	$ 205,278	161,712,986	(167,624,703)	(5,706,438)
Ending balance, shares at Dec. 31, 2019	1,000	205,277,990
Common stock issued for services
Imputed interest – loan			3,360		3,360
Net loss				(284,846)	(284,846)
Ending balance, value at Mar. 31, 2020	$ 1	$ 205,278	161,716,346	(167,909,549)	(5,987,924)
Ending balance, shares at Mar. 31, 2020	1,000	205,277,990
Beginning balance, value at Dec. 31, 2019	$ 1	$ 205,278	161,712,986	(167,624,703)	(5,706,438)
Beginning balance, shares at Dec. 31, 2019	1,000	205,277,990
Net loss					(637,484)
Ending balance, value at Jun. 30, 2020	$ 1	$ 205,150	161,812,135	(168,262,187)	(6,244,901)
Ending balance, shares at Jun. 30, 2020	1,000	205,149,460
Beginning balance, value at Dec. 31, 2019	$ 1	$ 205,278	161,712,986	(167,624,703)	(5,706,438)
Beginning balance, shares at Dec. 31, 2019	1,000	205,277,990
Common stock issued for services		$ 25,225	2,008,374		2,033,599
Common stock issued for services, shares		25,224,840
Imputed interest – loan			13,440		13,440
Shares cancelled from ARUR acquisition recission		$ (4,668)	4,668
Shares cancelled from ARUR acquisition recission, shares		(4,668,530)
Common stock issued for conversion of notes payable -related party		$ 3,540	384,134		387,674
Common stock issued for conversion of notes payable - related party, shares		3,540,405
Common stock issued for conversion of accrued interest-related party		$ 434	47,128		47,562
Common stock issued for conversion of accrued interest-related party, shares		434,345
Common stock issued for conversion of accounts payable-related party		$ 9	972		981
Common stock issued for conversion of accounts payable-related party, shares		8,955
Common stock issued for accrued wages-related party		$ 680	73,780		74,460
Common stock issued for accrued wages-related party, shares		680,000
Stock options issued for conversion of notes payable-related party			339,952		339,952
Stock options issued for conversion of accrued interest-related party			41,706		41,706
Stock options issued for conversion of accounts payable-related party			860		860
Stock options issued for conversion of accrued wages-related party			65,295		65,295
Gain on forgiveness of debt-related party			3,705,216		3,705,216
Net loss				(2,778,486)	(2,778,486)
Ending balance, value at Dec. 31, 2020	$ 1	$ 230,498	168,398,511	(170,403,189)	(1,774,179)
Ending balance, shares at Dec. 31, 2020	1,000	230,498,005
Beginning balance, value at Mar. 31, 2020	$ 1	$ 205,278	161,716,346	(167,909,549)	(5,987,924)
Beginning balance, shares at Mar. 31, 2020	1,000	205,277,990
Common stock issued for services		$ 4,540	87,761		92,301
Common stock issued for services, shares		4,540,000
Imputed interest – loan			3,360		3,360
Shares cancelled from ARUR acquisition recission		$ (4,668)	4,668
Shares cancelled from ARUR acquisition recission, shares		(4,668,530)
Net loss				(352,638)	(352,638)
Ending balance, value at Jun. 30, 2020	$ 1	$ 205,150	161,812,135	(168,262,187)	(6,244,901)
Ending balance, shares at Jun. 30, 2020	1,000	205,149,460
Beginning balance, value at Dec. 31, 2020	$ 1	$ 230,498	168,398,511	(170,403,189)	(1,774,179)
Beginning balance, shares at Dec. 31, 2020	1,000	230,498,005
Common stock issued for services		$ 4,500	466,500		471,000
Common stock issued for services, shares		4,500,000
Imputed interest – loan			3,360		$ 3,360
Stock issued PPM, shares					250,000
Shares issued and held in escrow for the potential acquisition of Gold Transactions Intl, Inc.		$ 6,000	(6,000)		$ 0
Shares issued and held in escrow for the potential acquisition of Gold Transactions Intl, Inc,shares		6,000,000
Net loss				(675,742)	(675,742)
Ending balance, value at Mar. 31, 2021	$ 1	$ 240,998	168,862,371	(171,078,931)	(1,975,561)
Ending balance, shares at Mar. 31, 2021	1,000	240,998,005
Beginning balance, value at Dec. 31, 2020	$ 1	$ 230,498	168,398,511	(170,403,189)	(1,774,179)
Beginning balance, shares at Dec. 31, 2020	1,000	230,498,005
Net loss					(1,777,850)
Ending balance, value at Jun. 30, 2021	$ 1	$ 245,315	227,417,938	(229,870,839)	(2,207,585)
Ending balance, shares at Jun. 30, 2021	1,000	245,315,000
Beginning balance, value at Mar. 31, 2021	$ 1	$ 240,998	168,862,371	(171,078,931)	(1,975,561)
Beginning balance, shares at Mar. 31, 2021	1,000	240,998,005
Common stock issued for services		$ 167	866,557		866,724
Common stock issued for services, shares		166,995
Imputed interest – loan			3,360		3,360
Warrants issued to shareholders of record on April 1, 2021 as dividend			57,689,800	(57,689,800)
Shares issued and held in escrow for the potential acquisition of Bronx Family Eye and My Retina		$ 4,150	(4,150)
Shares issued and held in escrow for the potential acquisition of Bronx Family Eye and My Retina,shares		4,150,000
Net loss				(1,102,108)	(1,102,108)
Ending balance, value at Jun. 30, 2021	$ 1	$ 245,315	$ 227,417,938	$ (229,870,839)	$ (2,207,585)
Ending balance, shares at Jun. 30, 2021	1,000	245,315,000